SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful accounts	$ 68,700		$ 65,000	$ 36,142
Advertising Costs	306,468	$ 263,693	525,533	350,318
Accumulated deficit	(93,271,716)		(88,875,087)	$ (82,795,263)
Working capital deficit	8,759,814		(5,707,301)
FDIC insured limit	$ 250,000		250,000
Operating loss			$ (4,802,106)
Computers and office equipment [Member]
Estimated useful life			3 years
Furniture and Fixtures [Member]
Estimated useful life			7 years
Leasehold improvements [Member]
Estimated useful life			5 years